Provisions (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	$ 478,329	$ 349,322
Legal Proceedings Contingent Liability Tax [Member]
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	133,038	134,637
Legal Proceedings Contingent Liability Labor [Member]
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	48,274	41,454
Legal Proceedings Contingent Liability Environmental [Member]
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	12,823	16,946
Legal Proceedings Contingent Liability Civil [Member]
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	124,773	112,541
Legal proceedings contingent liability [member]
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	318,908	$ 305,578
Value Added Tax On Sales Of Certain Energy Contracts [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	20,903
Credits To Purchases Of Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimate of financial effect of contingent liability	$ 8,052